Acquisition of Alpha Mind - Schedule of Estimated Fair Values of the Identifiable Assets Acquired (Details) ¥ in Thousands, $ in Thousands		Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Dec. 28, 2023 CNY (¥)
Schedule of Estimated Fair Values of the Identifiable Assets Acquired [Abstract]
Net tangible assets	[1]				¥ 15,436
Goodwill		¥ 23,283	$ 3,271	¥ 709,240	1,284,218	[2]
Total purchase consideration	[3]				¥ 1,299,654

[1]	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on December 28, 2023.
[2]	Immediately prior to the consummation of the acquisition of Alpha Mind, the Company was a shell company as defined in Rule 12b-2 under the Exchange Act and was subject to delisting risk. As a result of the consummation of the acquisition of Alpha Mind, we ceased to be a shell company on December 28, 2023 and that’s the main reason we paid $180,000 (equivalent to RMB 1,299,654) of which $177,862 (equivalent to RMB 1,284,218) was attributed to goodwill.
[3]	Total purchase consideration is $180,000, at exchange rate of 1 USD/RMB=7.2203